IAS 18 basis primary statements (Tables)	12 Months Ended
Mar. 31, 2019
IAS 18 basis primary statements
Schedule of effect on primary consolidated financial statements after application of IFRS 15

	Year ended 31 March 2019
	IFRS 15 basis		Adjustments		IAS 18 basis[1]
Consolidated income statement (reconciliation to IAS 18)	€m		€m		€m
Revenue	43,666		1,400		45,066
Cost of sales	(30,160)		(1,253)		(31,413)
Gross profit	13,506		147		13,653
Selling and distribution expenses	(3,891)		—		(3,891)
Administrative expenses	(5,410)		—		(5,410)
Net credit losses on financial assets	(575)		74		(501)
Share of result of equity accounted associates and joint ventures	(908)		57		(851)
Impairment losses	(3,525)		406		(3,119)
Other income and expense	(148)		—		(148)
Operating loss	(951)		684		(267)
Non-operating income and expense	(7)		—		(7)
Investment income	433		—		433
Financing costs	(2,088)		—		(2,088)
Loss before taxation	(2,613)		684		(1,929)
Income tax expense	(1,496)		(108)		(1,604)
Loss for the financial period from continuing operations	(4,109)		576		(3,533)
Loss for the financial period from discontinued operations	(3,535)		—		(3,535)
Loss for the financial year	(7,644)		576		(7,068)

Loss per share From continuing operations:
– Basic	(16.25)	c	2.10	c	(14.15)	c
– Diluted	(16.25)	c	2.10	c	(14.15)	c
Total Group
– Basic	(29.05)	c	2.10	c	(26.95)	c
– Diluted	(29.05)	c	2.10	c	(26.95)	c

Note:

1   See note 2 for segmental information reported under IAS 18.

Consolidated statement of changes in equity (reconciliation to IAS 18)

			Equity attributable	Non-controlling
	Retained losses	Currency reserve	to the owners	interests	Total equity
	€m	€m	€m	€m	€m
31 March 2019 on an IFRS 15 basis as reported on page 113	(116,725)	29,284	62,218	1,227	63,445
Adjustments	(1,878)	27	(1,851)	(76)	(1,927)
31 March 2019 on an IAS 18 basis	(118,603)	29,311	60,367	1,151	61,518

			31 March 2019
	IFRS 15 basis	Adjustments	IAS 18 basis
Consolidated statement of financial position (reconciliation to IAS 18)	€m	€m	€m
Non-current assets
Goodwill[1]	23,353	409	23,762
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	—	27,432
Investments in associates and joint ventures	3,952	(156)	3,796
Other investments	870	—	870
Deferred tax assets	24,753	652	25,405
Post employment benefits	94	—	94
Trade and other receivables	5,170	(555)	4,615
Of which: Contract assets	531	(180)	351
Trade receivables	376	—	376
Deferred acquisition costs	366	(366)	—
Fulfilment costs	9	(9)	—
Current assets
Inventory	714	(48)	666
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(2,379)	9,811
Of which: Contract assets	3,671	(1,247)	2,424
Trade receivables	4,701	—	4,701
Deferred acquisition costs	1,067	(1,067)	—
Fulfilment costs	65	(65)	—
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
Assets held for sale	(231)	(15)	(246)
Total assets	142,862	(2,092)	140,770
Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(1,878)	(118,603)
Accumulated other comprehensive income	29,519	27	29,546
Total attributable to owners of the parent	62,218	(1,851)	60,367
Non-controlling interests	1,227	(76)	1,151
Total non-controlling interests	1,227	(76)	1,151
Total equity	63,445	(1,927)	61,518
Non-current liabilities
Long-term borrowings	48,685	—	48,685
Deferred tax liabilities	478	(71)	407
Post employment benefits	551	—	551
Provisions	1,242	—	1,242
Trade and other payables	2,938	(2)	2,936
Of which: Contract liabilities	574	(2)	572
Current liabilities
Short-term borrowings	4,270	—	4,270
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	—	1,160
Trade and other payables	17,653	(92)	17,561
Of which: Contract liabilities	1,818	(43)	1,775
Other payables	1,562	(49)	1,513
Liabilities held for sale	—	—	—
Total equity and liabilities	142,862	(2,092)	140,770

Note:

1.   This difference primarily relates to the impairment of goodwill in respect of Romania and Spain (see note 4 “Impairment”); pre-impairment balance sheet carrying values were higher under

IFRS 15 for these entities, consequently impairment charges are higher on an IFRS 15 basis.